RELATED PARTY TRANSACTIONS (Details Narrative) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Amounts receivable, related party transactions	$ 1,002	$ 4,094
Amounts payable, related party transactions	$ 37,094	$ 1,322